Supplementary Financial Information (Inventories by Major Category and Other Investments) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories by Major Category
Materials and supplies	$ 149	$ 173
Fuel stock	83	88
Natural gas in storage	21	24
Total inventories	253	285
Other Investments
Nuclear plant decommissioning trust	1,188	1,012
Land	49	49
Miscellaneous other	3	3
Total other investments	$ 1,240	$ 1,064